Common Stock (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Nov. 30, 2022	May 02, 2022
Defined Benefit Plan Disclosure [Line Items]
Shares issued		12,705,541
Consideration amount		$ 5,665,533
Shares converted		500,000
Deemed price, per share		$ 2.00		$ 0.0001
Converted amount		$ 1,000,000
Shares cancelled		150,000
Proceeds from Warrant Exercises	$ 539,998	$ 50,000
Intrinsic value of outstanding stock options granted			$ 0
Consultants [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued		8,858,207